OPERATING LEASES (Details Narrative)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 USD ($)
Finite-Lived Intangible Assets [Line Items]
Discontinued operation				$ 354,000
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Lessee, Operating Lease, Remaining Lease Term	1 year
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Lessee, Operating Lease, Remaining Lease Term	3 years
Office Space [Member]
Finite-Lived Intangible Assets [Line Items]
Payments for Rent	$ 2,595	¥ 17,882
Lessee, Operating Lease, Remaining Lease Term	3 years
Incurred rent expenses	$ 42,000
Server Rooms [Member]
Finite-Lived Intangible Assets [Line Items]
Payments for Rent	$ 5,123		$ 40,000
Lessee, Operating Lease, Remaining Lease Term	3 years
Operating Lease, Initial Direct Cost Expense, over Term	$ 7,462		58,000
Dormitory Lease [Member]
Finite-Lived Intangible Assets [Line Items]
Payments for Rent	$ 4,355		34,000
Lessee, Operating Lease, Remaining Lease Term	2 years
Operating Lease, Initial Direct Cost Expense, over Term	$ 2,187		$ 17,000